Cover	9 Months Ended
Sep. 30, 2025
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	TWIN VEE POWERCATS CO.
Entity Central Index Key	0001855509
Entity Incorporation, State or Country Code	DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false